Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Securities Sold Under Repurchase Agreements
(9)	Securities Sold Under Repurchase Agreements

Securities sold under repurchase agreements were $9,078,000 and $10,584,000 at December 31, 2013 and 2012, respectively. The maximum amounts of outstanding repurchase agreements at any month end during 2013 and 2012 was $10,527,000 and $10,584,000, respectively. The average daily balance outstanding during 2013 and 2012 was $9,438,000 and $8,426,000, respectively. The weighted-average interest rate on the outstanding balance at December 31, 2013 and 2012 was .50% and .52% , respectively. The underlying securities are typically held by other financial institutions and are designated as pledged.